Equity (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share buyback program number of shares authorized to be repurchased		30,923,573	184,697,102
Share buyback program number of value authorized to be repurchased		$ 409	$ 2,714
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		18,251,159	1,500,000
Purchase of treasury shares		$ 240	$ 22
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		12,672,414	1,500,000
Purchase of treasury shares		$ 169	$ 22
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased		30,923,573	3,000,000
Purchase of treasury shares		$ 409	$ 44
Acquired Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			93,638,352
Purchase of treasury shares			$ 1,378
Acquired By Wholly Owned Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			88,058,750
Purchase of treasury shares			$ 1,292
Shares Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased			181,697,102
Purchase of treasury shares			$ 2,670